Related Party Transactions - Summary of Significant Transactions with Related Parties (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of transactions between related parties [line items]
Revenue from sale of goods related party transactions	₨ 9,184	$ 133	₨ 12,005	₨ 8,754
Purchases of goods/services related party transactions	4,045	58	6,712	3,179
Interest income /guarantee commission/ (Finance costs)	394	6	350	(1,689)
Management and brand fees expenses	3,389	49	3,447	589
Long Term Incentive Plan Expenses	148	2	530	628
Dividend paid	35,126	508	39,506	36,244
Dividend Income	162	2	85	7
(Recovery of)/Reimbursement to / for other expenses	(21)	0	105	4
Outsourcing Service Income	30	0	33	32
Loan given/(repaid)	(15)	0	0	0
Loan taken/(repaid)				(125,248)
Guarantee given/(taken)	(8,048)	(116)	344	(142,653)
Guarantee Relinquished	9,259	134	350,149
Corporate social responsibility expenditure/ donation	1,329	19	1,048	1,170
Investments made/(Redeemed)	(1,992)	(29)	(1,122)	(960)
Related Party Transactions, Purchase of Investments	38,124	551
Cairn Foundation [member]
Disclosure of transactions between related parties [line items]
Corporate social responsibility expenditure/ donation	187	3	161	120
Sterlite Technologies Limited ('STL') [member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods related party transactions	4	0	693	8,577
Purchases of goods/services related party transactions			9	174
Interest income /guarantee commission/ (Finance costs)				90
Management and brand fees expenses	134	2
Dividend Income	10	0	4	7
(Recovery of)/Reimbursement to / for other expenses	1	0
Sterlite Power Transmission Limited ('SPTL')[member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods related party transactions	9,180	133	11,288	177
Purchases of goods/services related party transactions	16	0	128	28
Interest income /guarantee commission/ (Finance costs)	43	1	7
Konkola Copper Mines ('KCM') [member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods related party transactions			24
Purchases of goods/services related party transactions	4,020	58	6,575	2,977
Interest income /guarantee commission/ (Finance costs)	56	1	45	26
Long Term Incentive Plan Expenses	(4)	0	(1)
(Recovery of)/Reimbursement to / for other expenses	(30)	0	(48)	(134)
Vedanta Resources Jersey II Limited [member]
Disclosure of transactions between related parties [line items]
Interest income /guarantee commission/ (Finance costs)				(2,179)
Loan (repaid)				(126,187)
Loan taken				939
Vedanta Resources Jersey Limited ('VRJL')[member]
Disclosure of transactions between related parties [line items]
Interest income /guarantee commission/ (Finance costs)				(36)
Loan (repaid)				(1,907)
Loan taken				1,907
Twinstar Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Interest income /guarantee commission/ (Finance costs)	16	0	15	14
Dividend paid	26,001	376	29,243	26,829
Loan (repaid)	696	10
Sterlite Iron and Steel Company Limited ('SISCOL') [member]
Disclosure of transactions between related parties [line items]
Interest income /guarantee commission/ (Finance costs)	4	0	4	2
(Recovery of)/Reimbursement to / for other expenses				0
Loan given/(repaid)	0	0	0	0
Finsider international company limited [member]
Disclosure of transactions between related parties [line items]
Dividend paid	7,568	109	8,512	7,809
Westglobe limited [member]
Disclosure of transactions between related parties [line items]
Dividend paid	836	12	940	862
Welter trading limited [member]
Disclosure of transactions between related parties [line items]
Dividend paid	721	11	811	744
India Grid trust [member]
Disclosure of transactions between related parties [line items]
Dividend Income	152	2	81
Investments made/(Redeemed)			(4)
Sterlite Power Grid Ventures Limited [member]
Disclosure of transactions between related parties [line items]
(Recovery of)/Reimbursement to / for other expenses	1	0	0
Vedanta Medical Research Foundation ('VMRF') )[member]
Disclosure of transactions between related parties [line items]
Guarantee given/(taken)	687	10	344
Guarantee Relinquished	524	8
Corporate social responsibility expenditure/ donation	998	14	833	348
Sesa Community Development Foundation [member]
Disclosure of transactions between related parties [line items]
Corporate social responsibility expenditure/ donation	69	1	53	19
Vedanta Resources Limited [member]
Disclosure of transactions between related parties [line items]
Interest income /guarantee commission/ (Finance costs)	275	4	279	394
Management and brand fees expenses	3,255	47	3,447	589
Long Term Incentive Plan Expenses	152	2	531	628
(Recovery of)/Reimbursement to / for other expenses	13	0	170	152
Outsourcing Service Income	30	0	33	32
Guarantee given/(taken)	(8,735)	(126)		(142,653)
Guarantee Relinquished	8,735	126	350,149
Investments made/(Redeemed)	(1,992)	(29)	(1,118)	(960)
Volcan Investments Limited [member]
Disclosure of transactions between related parties [line items]
(Recovery of)/Reimbursement to / for other expenses	(8)	0	(17)	(14)
Related Party Transactions, Purchase of Investments	38,124	551
RoshSkor Township (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Loan given/(repaid)	(15)	0
Sterlite Power Technologies Limited Member
Disclosure of transactions between related parties [line items]
(Recovery of)/Reimbursement to / for other expenses	2	0
Vedanta Foundation [member]
Disclosure of transactions between related parties [line items]
Corporate social responsibility expenditure/ donation	50	1	₨ 1	₨ 683
Runaya Refinery LLP [member]
Disclosure of transactions between related parties [line items]
Purchases of goods/services related party transactions	9	0
Janhit Electoral Trust [member]
Disclosure of transactions between related parties [line items]
Corporate social responsibility expenditure/ donation	₨ 25	$ 0